Consolidated Statements of Comprehensive Income (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Net income	$ 54,505	$ 15,671	$ 93,439	$ 12,909
Change in cumulative translation adjustment	(213)	(1,543)	1,644	59
Comprehensive income	$ 54,292	$ 14,128	$ 95,083	$ 12,968